SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	23-2195389
Plan number	001
Investment value	$ 633,567,688	$ 563,142,094
Participant Loans	4,728,759
Total	$ 638,296,447
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on Participant Loans	3.24%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on Participant Loans	8.74%
Fulton Financial Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment value	$ 22,015,333	$ 22,084,006
Investment, Identifier [Axis]: Fulton Financial Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,015,333
Investment, Identifier [Axis]: Mutual Funds | Federated Investors, Inc. | Federated Hermes MDT Balanced R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,056,609
Investment, Identifier [Axis]: Mutual Funds | Federated Investors, Inc. | Federated Hermes Short Term Inc R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,636,436
Investment, Identifier [Axis]: Mutual Funds | Federated Investors, Inc. | Federated Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,564,290
Investment, Identifier [Axis]: Mutual Funds | Goldman Sachs & Co. | Goldman Sachs Core Fixed Income Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,013,145
Investment, Identifier [Axis]: Mutual Funds | Goldman Sachs & Co. | Goldman Sachs Financial Square Government Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,052,910
Investment, Identifier [Axis]: Mutual Funds | Goldman Sachs & Co. | Goldman Sachs Financial Square Treasury Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,596
Investment, Identifier [Axis]: Mutual Funds | Jpmorgan | JPMorgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	85,468,424
Investment, Identifier [Axis]: Mutual Funds | Jpmorgan | JPMorgan Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,868,009
Investment, Identifier [Axis]: Mutual Funds | MFS | MFS International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,127,154
Investment, Identifier [Axis]: Mutual Funds | MFS | MFS Research International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,495,930
Investment, Identifier [Axis]: Mutual Funds | MFS | MFS Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,124,160
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,514,624
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,980,120
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,884,026
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	61,972,761
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,214,127
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,259,349
Investment, Identifier [Axis]: Mutual Funds | T Rowe Price | T Rowe Price Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,030,324
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Inflation Protected
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,435,628
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	91,892,343
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Mid Cap Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,727,208
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Mid Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,911,258
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Small Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,502,839
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,861,554
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Small Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,015,823
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Windsor II Large Value Fund-Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,923,708